Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Registrant Name	dei_EntityRegistrantName	THRIVENT ETF TRUST
CIK	dei_EntityCentralIndexKey	0001896670
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2023
Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2023
Prospectus Date	rr_ProspectusDate	Dec. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Thrivent Small-Mid Cap ESG ETF | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSME